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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                           Short Hills, NJ     February 14, 2011
-------------------------------------   --------------------   -----------------
            (Signature)                     (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total: 342,882 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------------- ---------- -------- -------------------- -------------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER   ---------------------
       NAME OF ISSUER             CLASS         CUSIP    (X1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- ---------- -------- ----------- --- ---- -------------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION        COM        060505104   38,019   2,850,000 SH       Shared-Defined   1, 2   2,850,000    0     0
CITIGROUP INC                      COM        172967101   11,825   2,500,000 SH       Shared-Defined   1, 2   2,500,000    0     0
DANA HLDG CORP                     COM        235825205   20,371   1,183,667 SH       Shared-Defined   1, 2   1,183,667    0     0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS   G10082140    8,882     321,000 SH       Shared-Defined   1, 2     321,000    0     0
GENERAL MTRS CO                    COM        37045V100   29,488     800,000 SH       Shared-Defined   1, 2     800,000    0     0
GOLDMAN SACHS GROUP INC            COM        38141G104    7,147      42,500 SH       Shared-Defined   1, 2      42,500    0     0
INTL PAPER CO                      COM        460146103   30,236   1,110,000 SH       Shared-Defined   1, 2   1,110,000    0     0
JPMORGAN CHASE & CO                COM        46625H100    5,090     120,000 SH       Shared-Defined   1, 2     120,000    0     0
LEAR CORP                        COM NEW      521865204   27,292     281,551 SH       Shared-Defined   1, 2     281,551    0     0
LYONDELLBASELL INDUSTRIES N     SHS - A -     N53745100   60,046   1,745,529 SH       Shared-Defined   1, 2   1,745,529    0     0
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5      115     100,000 PRN      Shared-Defined   1, 2     100,000    0     0
MGIC INVT CORP WIS                 COM        552848103    9,522     934,400 SH       Shared-Defined   1, 2     934,400    0     0
PMI GROUP INC                      COM        69344M101    3,135     950,000 SH       Shared-Defined   1, 2     950,000    0     0
SMURFIT-STONE CONTAINER CORP       COM        83272A104   56,269   2,198,009 SH       Shared-Defined   1, 2   2,198,009    0     0
SPDR S&P 500 ETF TR                PUT        78462F953    2,450   1,000,000 SH  Put  Shared-Defined   1, 2   1,000,000    0     0
TEMPLE INLAND INC                  COM        879868107   15,930     750,000 SH       Shared-Defined   1, 2     750,000    0     0
TESORO CORP                        COM        881609101    4,635     250,000 SH       Shared-Defined   1, 2     250,000    0     0
UNITED RENTALS INC                 COM        911363109    3,413     150,000 SH       Shared-Defined   1, 2     150,000    0     0
VALERO ENEGRY CORP NEW             COM        91913Y100    9,017     390,000 SH       Shared-Defined   1, 2     390,000    0     0
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